Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives by Asset	The estimated useful lives by asset classification are generally as follows:
Estimated Useful Life
Furniture and fixtures	3 – 7 years
Office equipment	3 – 5 years
Vehicles	5 years

Schedule of Disaggregated Revenue

The following table provides information about disaggregated revenue by revenue stream.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Real estate service revenue
Real estate agency commission	$781,351	$261,705
Property management service	16,276	17,225
Home renovation service	245,226	8,353
Mortgage referral fee	4,050	13,500
Total real estate service revenue	1,046,903	300,783
Revenue from property purchases and sales through Cash Offer	6,568,404	1,069,072
Total revenues	$7,615,307	$1,369,855

Schedule of Segment Revenue, Segment Profit or Loss, and Significant Segment Expenses

The following table presents the segment revenue, segment profit or loss, and significant segment expenses included in the measure of segment performance for the years ended December 31, 2024 and 2023:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Segment revenues(1)	$7,615,307	$1,369,855
Less:
Cost of revenues	6,144,926	1,117,770
Segment gross profit	1,470,381	252,085
Less:
Payroll and payroll tax expenses	166,051	50,082
Legal and accounting expenses	99,363	12,267
Rent expense	46,572	15,114
Other segment items(2)	48,930	14,495
Depreciation and amortization	18,762	6,042
Interest expense	3,115	967
Income tax expense	309,352	1,925
Segment net income	$778,236	$151,193

Reconciliation of profit or loss
Adjustments and reconciling items	—	—
Consolidated net income	$778,236	$151,193

(1)      Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the years presented.

(2)      Other segment items include marketing expense, travel expense, office expense, and other overhead expenses.

Schedule of Segment Assets and Expenditures for Segment Assets	Expenditures for segment assets include additions to long-lived assets.
	As of/Year Ended December 31, 2024	As of/Year Ended December 31, 2023
Segment assets	$3,429,513	$839,945
Expenditures for segment assets(1)	3,513	93,300

(1)      Expenditures for 2024 include purchases of office equipment ($1,082), furniture ($982), and trademarks ($1,449). Expenditures for 2023 include a vehicle ($88,028), furniture ($4,343), and office equipment ($929).